Share-based compensation - Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 166,161	¥ 223,345	¥ 929,098
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	166,161	¥ 211,947	¥ 716,411
Unrecognized compensation expense	¥ 914,853
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	1 year 10 months 28 days
Equity Incentive Plans | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	10,011,093	1,115,739	0
Number of shares options exercise	9,648,928	0	0
Equity Incentive Plans | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	0	0	0